SHARE CAPITAL DISCLOSURE (Details)	12 Months Ended
	Jan. 31, 2023 $ / shares shares	Jan. 31, 2023 CAD ($) shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 CAD ($) shares	Jan. 31, 2021 CAD ($)	May 16, 2023 $ / shares	May 16, 2022 $ / shares	Nov. 21, 2021 shares	Jun. 15, 2021 $ / shares shares	May 17, 2021 $ / shares	May 14, 2021 $ / shares
Shares issued for private placement, shares | shares		3,308,666	3,849,668	3,849,668
Value per share | $ / shares											$ 0.41
Shares issued for private placement		$ 496,300		$ 577,450
Debt extinguished or converted		35,000
Warrant Exercise price | $ / shares						$ 0.60	$ 0.30			$ 0.20
Warrant share value | $ / shares	$ 0.005
Regulatory fees		$ 58,320		$ 62,031	$ 25,905
Warrants issued | shares		3,510,756	10,688,239	10,688,239
Shares issued for services, shares | shares			29,411	29,411
Shares issued for services				$ 12,117
Options issued and exercisable | shares	1,720,000
Increase (decrease) through share-based payment transactions, equity		$ 2,393		335,194
Share-based compensation for consulting services		2,393		20,241	$ 0
Short term profits				$ 9,977
2023 Offering
Value per share | $ / shares							$ 0.15
Regulatory fees		3,987
Commissions paid		$ 30,314
Warrants issued | shares		202,090
Warrants issued, value		$ 25,076
Services rendered
Value per share | $ / shares											$ 0.206
Shares issued for services, shares | shares			29,411	29,411
Services expense			$ 5,000
2022 Offering
Value per share | $ / shares										$ 0.15
Commissions paid				$ 22,239
Warrants issued | shares			149,310	149,310
Warrants issued, value				$ 58,273
Warrants Description			The 2022 Warrants are subject to an acceleration clause in the event that the common shares are listed on a recognized stock exchange and trade at a price of $0.30 or greater for 10 consecutive trading days, in which event the Company may notify warrant holders that the 2022 Warrants must be exercised within a period of 30 days. In case the 2022 Warrant holders do not exercise them within the accelerated 30-day period, the 2022 Warrants will expire automatically.	The 2022 Warrants are subject to an acceleration clause in the event that the common shares are listed on a recognized stock exchange and trade at a price of $0.30 or greater for 10 consecutive trading days, in which event the Company may notify warrant holders that the 2022 Warrants must be exercised within a period of 30 days. In case the 2022 Warrant holders do not exercise them within the accelerated 30-day period, the 2022 Warrants will expire automatically.
Non-brokered private placement, 2021
Value per share | $ / shares									$ 0.15
Warrant Exercise price | $ / shares			$ 0.60						$ 0.30
Commissions paid				$ 39,261
Warrants issued | shares			228,389	228,389
Warrants issued, value				$ 92,653
Shares issued | shares								6,460,872	6,460,872
Proceeds from issuance				$ 969,131
Shares converted | shares			6,460,872	6,460,872
Incentive stock options for directors, officers, and consultants
Weighted average life options		1 year 18 days
Options granted | shares			1,750,000	1,750,000
Options exercise price | $ / shares	$ 0.25
Options issued and exercisable | shares			1,700,000
Increase (decrease) through share-based payment transactions, equity				$ 330,425
Incentive stock options for investor relation services
Weighted average life options		3 years 9 months 25 days
Options granted | shares		50,000
Options exercise price | $ / shares	$ 0.25
Share-based compensation for consulting services		$ 2,393		$ 4,770